Property and equipment	12 Months Ended
Dec. 31, 2021
Property and equipment.
Property and equipment
14.	Property and equipment

		Machinery			Equipment
	Computer	and		Leasehold	under
	equipment	equipment	Automobiles	improvements	construction	Total
	$	$	$	$	$	$
Cost
Balance at December 31, 2019	521,988	1,621,899	21,912	165,006	1,671,962	4,002,767
Additions	27,671	—	306,164	15,895	268,272	618,002
Impairment	—	—	(21,912)	—	—	(21,912)
Balance at December 31, 2020	549,659	1,621,899	306,164	180,901	1,940,234	4,598,857
Acquired through business combination	13,585	28,967	—	—	—	42,552
Additions	245,984	384,092	30,495	752,204	84,143	1,496,918
Balance at December 31, 2021	809,228	2,034,958	336,659	933,105	2,024,377	6,138,327

Accumulated depreciation
Balance at December 31, 2019	491,906	1,421,613	18,782	92,985	—	2,025,286
Depreciation	17,206	20,029	22,083	3,800	—	63,118
Impairment	—	—	(19,117)	—	—	(19,117)
Balance at December 31, 2020	509,112	1,441,642	21,748	96,785	—	2,069,287
Depreciation	88,410	182,739	59,959	24,995	—	356,103
Balance at December 31, 2021	597,522	1,624,381	81,707	121,780	—	2,425,390

Carrying amounts
Balance at December 31, 2020	40,547	180,257	284,416	84,116	1,940,234	2,529,570
Balance at December 31, 2021	211,706	410,577	254,952	811,325	2,024,377	3,712,937

Equipment under construction includes the leasehold improvements of a clean room and the costs related to building the new Plasma Powder Production equipment.